Stockholders' Equity	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Stockholders' Equity

Note 11. Stockholders’ Equity

The following tables summarize the changes in equity during the three months ended March 31, 2025 and 2024, respectively (amounts in thousands):

				Accumulated other		Total
	Common Stock		Additional	comprehensive	Accumulated	stockholders’
	Shares	Amount	paid-in capital	income (loss)	deficit	equity
Balance at December 31, 2024	38,573	$39	$803,160	$(3,080)	$(470,081)	$330,038
Issuance of common stock under stock plans, net of tax and payments	228	—	138	—	—	138
Stock-based compensation expense	—	—	5,462	—	—	5,462
Unrealized losses on marketable securities, net of tax	—	—	—	(8)	—	(8)
Foreign currency translation, net of tax	—	—	—	1,267	—	1,267
Net loss	—	—	—	—	(20,504)	(20,504)
Balance at March 31, 2025	38,801	$39	$808,760	$(1,821)	$(490,585)	$316,393

				Accumulated other		Total
	Common Stock		Additional	comprehensive	Accumulated	stockholders’
	Shares	Amount	paid-in capital	income (loss)	deficit	equity
Balance at December 31, 2023	38,014	$38	$783,142	$(1,672)	$(431,550)	$349,958
Issuance of common stock under stock plans, net of tax and payments	274	—	599	—	—	599
Stock-based compensation expense	—	—	5,265	—	—	5,265
Unrealized losses on marketable securities, net of tax	—	—	—	(607)	—	(607)
Foreign currency translation, net of tax	—	—	—	(674)	—	(674)
Net loss	—	—	—	—	(11,163)	(11,163)
Balance at March 31, 2024	38,288	$38	$789,006	$(2,953)	$(442,713)	$343,378